INCOME TAXES - Government Grants (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Canada Emergency Wage Subsidy
Disaggregation of Revenue [Line Items]
Government Grants	$ 6,332
COVID-19 Related Subsidies
Disaggregation of Revenue [Line Items]
Government Grants	920
Grant
Disaggregation of Revenue [Line Items]
Government Grants	7,252
Grant | Cost of goods sold
Disaggregation of Revenue [Line Items]
Government Grants	180
Grant | Sales and marketing
Disaggregation of Revenue [Line Items]
Government Grants	1,588
Grant | Research and development
Disaggregation of Revenue [Line Items]
Government Grants	4,186
Grant | Administration
Disaggregation of Revenue [Line Items]
Government Grants	$ 1,298